February 28, 2006
U.S. Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Re:	Access Capital Strategies Community Investment Fund, Inc. (the “Fund”)
Definitive Proxy Statement on Schedule 14A
File No. 814-00143
Dear Sir or Madam:
On behalf of Access Capital Strategies Community Investment Fund, Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(b) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is a definitive copy of the Notice of Special Meeting of Shareholders, Proxy Statement and Proxy relating to the Fund’s Special Meeting of Shareholders to be held on March 28, 2006 (the “Special Meeting”). The Fund expects to begin mailing these definitive proxy materials to its stockholders on or about February 28, 2006.
Please call me at (202) 663-6498 if you have any questions regarding this filing.
Very truly yours,
/s/ James Burns
James Burns
cc: Martin Lybecker
Wilmer Cutler Pickering Hale and Dorr LLP, 2445 M Street, NW, Washington, DC 20037
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